Statements of Stockholders' Equity (Deficiency) (USD $)	Common Stock	Additional Paid-in Capital	Deficit Accumulated Related to Abandoned Activities	Deficit Accumulated During Exploration Stage	Total
Stockholders' Equity, beginning of period, Value at Feb. 29, 2008	$ 9	$ 1,469,728	$ (1,676,223)		$ (206,486)
Stockholders' Equity, beginning of period, Shares at Feb. 29, 2008	88,682
Net loss				(9,845)	(9,845)
Stockholders' Equity, end of period, Value at Mar. 31, 2008	9	1,469,728	(1,676,223)	(9,845)	(216,331)
Stockholders' Equity, beginning of period, Shares at Mar. 31, 2008	88,682
Issuance of stock as compensation, in March 2009, Value		516			516
Issuance of stock as compensation, in March 2009, Shares	1,033
Loss on loan modification		202,500			202,500
Net loss				(341,967)	(341,967)
Stockholders' Equity, end of period, Value at Mar. 31, 2009	9	1,672,744	(1,676,223)	(351,812)	(355,282)
Stockholders' Equity, end of period, Shares at Mar. 31, 2009	89,714
Issuance of stock for debt conversions, Value	22	21,600			21,622
Issuance of stock for debt conversions, Shares	216,225
Compensation expense - employment contracts, Value	38	1,031,002			1,031,040
Compensation expense - employment contracts, Shares	387,300
Compensation expense - stock option		984,600			984,600
Compensation expense - consulting, Value	1	89,256			89,257
Compensation expense - consulting, Shares	8,014
Beneficial conversion features		133,000			133,000
Loss on loan modification		258,441			258,441
Net loss				(2,964,861)	(2,964,861)
Stockholders' Equity, end of period, Value at Mar. 31, 2010	70	4,190,643	(1,676,223)	(3,316,673)	(802,183)
Stockholders' Equity, end of period, Shares at Mar. 31, 2010	701,253
Compensation expense - consulting, Value	1	62,399			62,400
Compensation expense - consulting, Shares	6,000
Legal Retainer, Value		10,000			10,000
Legal Retainer, Shares	2,857
Net loss				(585,293)	(585,293)
Stockholders' Equity, end of period, Value at Mar. 31, 2011	710	4,263,042	(1,676,223)	(3,901,966)	(1,315,076)
Stockholders' Equity, end of period, Shares at Mar. 31, 2011	710,110
Compensation - employment contracts, Value	240	(240)
Compensation - employment contracts, Shares	2,402,682
Issuance of stock for debt conversions, Value	14	103,986			104,000
Issuance of stock for debt conversions, Shares	140,000
Net loss				(14,763)	(14,763)
Stockholders' Equity, end of period, Value at Mar. 31, 2012	3,253	4,363,860	(1,676,223)	(3,916,729)	(1,225,839)
Stockholders' Equity, end of period, Shares at Mar. 31, 2012	32,527,930
Compensation - employment contracts, Value	(240)	240
Compensation - employment contracts, Shares	(2,402,682)
Sale of stock subscription	1	11,499			12,500
Return of stock sold	(1)	(11,499)			(12,500)
Rounding	1
Issuance of stock for debt conversions, Shares					438,681
Net loss				36,150	36,150
Stockholders' Equity, end of period, Value at Mar. 31, 2013	85	4,367,028	(1,676,223)	(3,880,579)	(1,189,689)
Stockholders' Equity, end of period, Shares at Mar. 31, 2013	850,110
Fractional share from stock split, Shares	157
Asset acquisition, Value	450	33,317			33,467
Asset acquisition, Shares	4,500,000
Sale of stock subscription, Value	148	739,852			740,000
Sale of stock subscription	1,480,000
Rounding		(1)		1
Issuance of stock for debt conversions, Value	44	114,013			114,057
Issuance of stock for debt conversions, Shares	438,681
Stock issuance costs		(55,250)			(55,250)
Net loss				(655,955)	(655,955)
Stockholders' Equity, end of period, Value at Mar. 31, 2014	727	5,615,193	(1,676,223)	(4,536,533)	(1,013,370)
Stockholders' Equity, end of period, Shares at Mar. 31, 2014	7,268,948
Compensation - employment contracts, Value					(252,304)
Issuance of stock for debt conversions, Value					(1,262,411)
Issuance of stock for debt conversions, Shares	5,757,015
Net loss					(3,275,024)
Stockholders' Equity, end of period, Value at Sep. 30, 2014					$ 2,018,178